Document and Entity Information	15 Months Ended
Jun. 30, 2012
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Jun. 30, 2012
Trading Symbol	gyph
Entity Registrant Name	GRYPHON GOLD CORP
Entity Central Index Key	0001262751
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY